Securities sold under repurchase agreements (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Disclosure of repurchase and reverse repurchase agreements [Abstract]
Repurchase agreements and cash collateral on securities lent	$ 0		$ 0
Interest Expense Under Repurchase Agreements	$ 971	$ 1,800